Consolidated statement of cash flows - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities:
Net profit for the year	$ 14,444	$ 18,499	$ 25,383
Adjustments to reconcile the net profit to net cash provided by operating activities:
Income tax expense	4,417	12,208	11,516
Depreciation, depletion, and amortization	16,107	15,197	13,812
Foreign exchange gain	(159)	(52)	(2,398)
Finance cost of loans and borrowings	7,604	7,377	6,924
Finance cost of post-employment benefits and abandonment costs	2,556	2,466	2,197
Write off exploratory assets and dry wells	717	1,108	1,472
(Gain) loss on disposal of non-current assets	(32)	50	(143)
Profit on business combinations	0	(1,699)	0
Profit on reversal of fields	0	(28)	0
Impairment (recovery) loss of non-current assets	(23)	(867)	2,098
Impairment loss of current assets	346	262	96
Gain on fair value adjustment of financial assets and interest	(1,486)	(1,675)	(1,972)
(Gain) loss on hedging transactions with derivatives	(2)	26	2
Share of profit of associates and joint ventures	(710)	(764)	(805)
Loss on the sale of assets held for sale	1	21	20
Hedge ineffectiveness	14	7	25
Realized (gain) loss on foreign exchange cash flow hedges	(150)	239	480
Movements in provisions	195	311	853
Net change in operational assets and liabilities:
Trade and other receivables	296	9,052	(20,439)
Inventories	897	533	808
Trade and other payables	(1,290)	(1,277)	507
Tax assets and liabilities	(334)	(1,999)	(5,855)
Provisions for employee benefits	(549)	(496)	(178)
Provisions and contingencies	(827)	(1,061)	(1,169)
Other assets and liabilities	339	(2,092)	(601)
Income tax paid	(9,029)	(10,219)	(12,832)
Net cash provided by operating activities	33,342	45,127	19,801
Cash flow from investing activities:
Investment in joint ventures	(6)	(20)	(1)
Acquisition of subsidiaries, net of cash acquired	(65)	(158)	0
Consideration paid in business combination, net of cash and cash equivalents	(301)	0	0
Consideration paid for the acquisition of assets	(1,109)	(880)	0
Investment in property, plant, and equipment	(9,773)	(9,521)	(9,350)
Investment in natural and environmental resources	(10,552)	(10,541)	(13,964)
Acquisitions of intangibles	(502)	(866)	(776)
Proceeds from sales of other financial assets	2,265	(2,455)	976
Interests received	1,246	1,627	1,884
Dividends received	772	425	482
Proceeds from sales of assets	113	355	729
Net cash used in investment activities	(17,912)	(22,034)	(20,020)
Cash flow from financing activities:
Proceeds from loans and borrowings	18,402	27,155	34,035
Repayment of loans and borrowings	(15,192)	(26,158)	(21,660)
Interest payments	(8,199)	(7,526)	(6,582)
Lease payments	(641)	(563)	(533)
Payment of restitution of equity to minority shareholders	(18)	(30)	(44)
Dividends paid	(11,717)	(15,565)	(5,571)
Net cash used in financing activities	(17,365)	(22,687)	(355)
Exchange difference in cash and cash equivalents	(1,425)	1,312	(2,491)
Net increase (decrease) in cash and cash equivalents	(3,360)	1,718	(3,065)
Cash and cash equivalents at the beginning of the year	14,054	12,336	15,401
Cash and cash equivalent at the end of the year	$ 10,694	$ 14,054	$ 12,336